UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

 (Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: November 30, 2019

Date of reporting period: May 31, 2019

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETF Industry Exposure & Financial Services ETF

Semi-Annual Report

May 31, 2019

(Unaudited)

ETF Industry Exposure & Financial Services ETF

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to the Financial Statements	6
Board Consideration of Advisory and Sub-Advisory Agreements	16
Disclosure of Fund Expenses	19
Supplemental Information	20

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports will be available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

ETF Industry Exposure & Financial Services ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Sector Weightings†

†	Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Financials — 99.0%
AGF Management, Cl B	7,196	$27,040
Ameriprise Financial	735	101,599
Bank of New York Mellon	1,799	76,799
BlackRock, Cl A	812	337,435
Cboe Global Markets	2,653	287,957
Charles Schwab	8,085	336,417
Citigroup	490	30,453
CME Group, Cl A	553	106,242
Cowen, Cl A *	2,128	32,239
Deutsche Bank	3,696	25,022
Deutsche Boerse	238	32,820
E*TRADE Financial	672	30,106
Eaton Vance	763	29,162
FactSet Research Systems	385	107,107
Flow Traders	9,002	253,193
Franklin Resources	938	29,847
Goldman Sachs Group	1,337	243,989
Interactive Brokers Group, Cl A	609	30,937
Intercontinental Exchange	4,634	380,961
Invesco	17,703	345,917
Janus Henderson Group	1,246	25,319
JPMorgan Chase	2,534	268,503
Legg Mason	1,099	39,146
London Stock Exchange Group	4,165	277,387
LPL Financial Holdings	441	35,377
Manulife Financial	1,820	30,558
MarketAxess Holdings	126	37,525
Morgan Stanley	728	29,622
Morningstar	252	35,290
MSCI, Cl A	1,757	386,558
Nasdaq	3,017	273,461
Nomura Holdings	24,500	77,240
Northern Trust	1,022	87,401
Principal Financial Group	616	31,767
S&P Global	1,645	351,833
SEI Investments	1,799	90,400
State Street	5,187	286,582
TD Ameritrade Holding	1,834	91,241
Thomson Reuters	532	33,883
UBS Group	2,548	29,124
US Bancorp	1,890	94,878
Victory Capital Holdings, Cl A *	2,002	32,893
Virtu Financial, Cl A	13,832	318,413
Virtus Investment Partners	945	96,003
WisdomTree Investments	47,705	286,707
Total Common Stock
(Cost $6,523,457)		6,192,353

Total Investments - 99.0%
(Cost $6,523,457)		$6,192,353

Percentages are based on Net Assets of $ 6,253,333

*	Non-income producing security.

Cl — Class

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

As of May 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended May 31, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

Assets:
Investments at Fair Value	$6,192,353
Cash	50,835
Dividends Receivable	13,444
Reclaims Receivable	239
Total Assets	6,256,871
Liabilities:
Advisory Fees Payable	3,538
Total Liabilities	3,538
Net Assets	$6,253,333
Net Assets Consist of:
Paid-in Capital	$6,708,884
Total Distributable Loss	(455,551)
Net Assets	$6,253,333
Investments, at Cost	$6,523,457
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$ 17 .87

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Operations

For the six months ended May 31, 2019 (Unaudited)

Investment Income:
Dividends	$88,720
Less: Foreign Taxes Withheld	(2,217)
Total Investment Income	86,503
Expenses:
Advisory Fees	21,462
Total Expenses	21,462
Net Investment Income	65,041
Net Realized Gain (Loss) on:
Investments(1)	(21,225)
Foreign Currency Transactions	(392)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,890
Foreign Currency Translations	6
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	2,279
Net Increase in Net Assets Resulting from Operations	$67,320

(1) Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations:
Net Investment Income	$65,041	$104,689
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(21,617)	139,494
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	23,896	(757,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,320	(513,707)
Distributions	(229,484)	(29,654)
Capital Share Transactions:
Issued	–	5,108,601
Redeemed	(904,419)	(975,733)
Increase (Decrease) in Net Assets from Capital Share Transactions	(904,419)	4,132,868
Total Increase (Decrease) in Net Assets	(1,066,583)	3,589,507
Net Assets:
Beginning of Period	7,319,916	3,730,409
End of Period	$6,253,333	$7,319,916
Share Transactions:
Issued	–	250,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	200,000

(1)	Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Year/Period	Market Price, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
ETF Industry Exposure & Financial Services ETF
2019**	$18.30	$0.17	$(0.03)	$0.14	$(0.54)	$(0.03)		$(0.57)	$17.87	$18.25	1.35%	$6,253	0.64	%(3)	1.94	%(3)	39%
2018	18.65	0.28	(0.52)	(0.24)	(0.11)	(0.00	)^	(0.11)	18.30	18.25	(1.30)	7,320	0.64		1.42		39
2017(4)	15.00	0.15	3.50	3.65	—	—		—	18.65	18.64	24.33	3,730	0.64	(3)	1.40	(3)	48

^	Less than $0.005 per share.
*	Per share data calculated using average shares method.
**	For the six months ended May 31, 2019 (Unaudited).
(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(3)	Annualized.
(4)	Commenced operations on April 19, 2017.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETF Industry Exposure & Financial Services ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). Penserra Capital Management- LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically of at least 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities constituting a substantial representation of the securities included in the Fund’s Index or in cash for the value of such securities. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board.

The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ’’Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and would be classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Creation Units — The Fund issues and redeems shares at Net Asset Value (“NAV”) and only in large blocks of at least 25,000 shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover. In addition, the Fund may impose a variable fee for cash creations, nonstandard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETF Industry Exposure & Financial Services ETF	25,000	$500	$446,750	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.64% of average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

3. AGREEMENTS (continued)

The Adviser has entered into a license agreement with Toroso Investments, LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

The Sub-Adviser is a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $20,000 minimum annual fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. For the period ended May 31, 2019, the Fund paid commissions to affiliated brokers in the amount of $365.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2019, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
ETF Industry Exposure & Financial Services ETF	$1,048,115	$1,288,218

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

4. INVESTMENT TRANSACTIONS (continued)

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended May 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ETF Industry Exposure & Financial Services ETF	$-	$870,552	$149,386

For the year ended November 30, 2018, the Fund had $164,565 of net realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2018	$29,654
2017	—

As of November 30, 2018, the components of accumulated losses on a tax basis were as follows:

ETF Industry Exposure & Financial Services ETF
Undistributed Ordinary Income	$214,040
Unrealized Depreciation	(507,421)
Other Temporary Differences	(6)
Total Accumulated Losses	$(293,387)

For Federal income tax purposes, the cost of securities owned at November 30, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company gains and losses, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at May 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ETF Industry Exposure & Financial Services ETF	$6,523,457	$601,250	$(932,354)	$(331,104)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. Tracking error refers to the risk that the Sub-Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. The Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of the Index. Tracking error may cause the Fund’s performance to be less than expected.

Industry Concentration Risk. To the extent that the Fund concentrates in the securities of issuers in a particular industry or group of industries, the Fund may face more risks than if it were diversified more broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. As of the date of this Prospectus, the Fund was not concentrated in any industry or group of industries.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, the Fund can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk. Your ability to transact in shares or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

6. RISKS OF INVESTING IN THE FUND (continued)

such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies composing the portfolio securities holdings of the Fund are conducted. Unlike with an actively managed fund, the Sub- Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, as of the date of this Prospectus, a significant portion of the Fund’s assets was invested in companies in the financial services sector. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate. Companies engaged in ETF Activities could be adversely affected if the current growth of the ETF market is not sustained.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid and small-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

6. RISKS OF INVESTING IN THE FUND (continued)

whole. Some small- and mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. Also, there is typically less publicly available information concerning smaller- capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must among other requirements satisfy certain asset diversification requirements. One of the asset diversification requirements is that at the close of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets must generally be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Although the Fund expects to regularly invest in a broad group of companies engaged in ETF Activities, the Fund’s investment strategy of tracking the Index will cause the Fund to invest a significant percentage of its assets in a relatively small number of issuers. If the Fund were to fail to meet the asset diversification requirements described above and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Accordingly, the Fund intends to carefully monitor its holdings to ensure that it complies with the asset diversification test described above and to qualify as a RIC.

Trading Risk. Although the shares of the Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in the shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in the shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade close to its NAV, exchange prices are not expected to correlate exactly with NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

May 31, 2019 (Unaudited) (continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

7. OTHER

At May 31, 2019, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements. The Fund was liquidated on June 20, 2019.

ETF Industry Exposure & Financial Services ETF

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting on March 5, 2019, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ETF Industry Exposure & Financial Services ETF (the “Fund”):

●	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Adviser”), pursuant to which the Adviser currently provides advisory services to the Fund; and

●	the investment sub-advisory agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the meeting, the Board requested that the Adviser and Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of the Adviser’ and Sub-Adviser’s operations and management of the Fund, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed the Adviser’s and Sub-Adviser’s overall business generally. The Trustees used this information, as well as other information that the Adviser and Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and at other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year. During the meeting, representatives from the Adviser and Sub-Adviser presented additional information to help the Board evaluate the Agreements. The Board discussed the information it received and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) the Adviser’s and Sub-Adviser’s costs and profits realized from providing advisory and sub-advisory services to the Fund, including any fallout benefits enjoyed by the Adviser, the Sub-Adviser or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with the Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered the Adviser’s and the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) the Adviser’s responsibilities include overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) the Sub-Adviser’s responsibilities include trading portfolio securities on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining daily baskets of deposit securities and cash

ETF Industry Exposure & Financial Services ETF

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of the Adviser and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of the Adviser’s and Sub-Adviser’s investment personnel, the quality of the Adviser’s and Sub-Adviser’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officers that the Adviser and Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had been provided with and reviewed the Adviser’s and Sub-Adivser’s registration forms on Form ADV as well as the Adviser’s and Sub-Adviser’s responses to a detailed series of questions, which included a description of the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered the Adviser’s and Sub-Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by the Adviser and Sub-Adviser outside of the Trust.

The Board also considered other services provided to the Fund by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by the Adviser and Sub-Adviser.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by FUSE, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2018. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered the Adviser’s supervision of the Sub-Adviser, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods but that such underperformance was to be expected as it was in part the result of costs incurred by the Fund not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to the Adviser and the sub-advisory fee paid by the Adviser to the Sub-Adviser for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by FUSE comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the higher end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund. The Board noted that the sub-advisory fee was consistent

ETF Industry Exposure & Financial Services ETF

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

with the range of fees received by the Sub-Adviser for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by the Adviser, not the Fund, and that the fee reflects an arm’s length negotiation between the Adviser and Sub-Adviser. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by the Adviser and Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by the Adviser and Sub-Adviser from each party’s relationship with the Fund, and reviewed profitability analyses from the Adviser and Sub-Adviser with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable relevant to the services rendered.

Economies of Scale

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the totality of information available to it. Based on a consideration of all the factors in their entirety, the Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ETF Industry Exposure & Financial Services ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2018 to May 31, 2019) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/18	Ending Account Value 5/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)
ETF Industry Exposure & Financial Services ETF
Actual Fund Return	$1,000.00	$1,013.50	0.64%	$3.21
Hypothetical 5% Return	$1,000.00	$1,021.74	0.64%	$3.23

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the commencement of operations period shown).

ETF Industry Exposure & Financial Services ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.tetfetf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way

Suite 100-A

Orinda, California 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-SA-002-0200

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2019